Disposals - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	£ (366)	£ (515)	£ (618)
Inventories	(98)	(129)
Trade and other receivables	(1,257)	(1,118)
Cash and cash equivalents (excluding overdrafts)	(937)	(1,097)
Deferred income tax assets	(57)	(32)
Provisions for other liabilities and charges	7	8
Trade and other liabilities	1,256	1,196
Financial liabilities – borrowings	1,400	1,651
Net assets disposed	4,280	4,134
Proceeds – current year disposals	108	531	20
Proceeds – prior year disposals	16	105
Cash and cash equivalents disposed	(24)		(104)
Costs and other disposal liabilities paid	(17)	(5)	(17)
Net cash inflow/(outflow)	83	631	(101)
Cash inflow/(outflow) from sale of subsidiaries	83	100	(101)
Cash inflow from sale of joint ventures and associates		531
Disposal of subsidiaries and associates [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets	(3)		(101)
Property, plant and equipment	(48)
Investments in joint ventures and associates		(418)
Intangible assets – product development	(6)		(238)
Inventories	(2)		(64)
Trade and other receivables	(6)		(70)
Cash and cash equivalents (excluding overdrafts)	(24)		(104)
Deferred income tax assets			(100)
Provisions for other liabilities and charges	3
Trade and other liabilities	4		520
Financial liabilities – borrowings	67
Cumulative currency translation adjustment	(4)	70	(4)
Net assets disposed	(19)	(348)	(161)
Proceeds – current year disposals	108	531	20
Deferred proceeds			180
Costs of disposals	(24)	1	(23)
Gain on disposal	£ 65	£ 184	£ 16